LEASES - Supplemental cash flow information related to leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASES
Operating cash outflows for operating leases	¥ 48,825	¥ 46,495